Financial income and expenses - Subscripts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings information
Interest expenses related to sale of receivables	€ 31	€ 94	€ 66
Impairment charges	241	38	€ 55
Emerging markets credit-impaired customer
Borrowings information
Allowance for expected credit losses	58
Loans to customer
Borrowings information
Impairment charges		64
Nokia Shanghai Bell Co., Ltd
Borrowings information
Expense (income) due to change in fair value of financial liability	€ 79	€ (64)